Revenues from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2020
Revenues from Contracts with Customers
Schedule of revenues from contracts with customers

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Revenues from fixed rate time charters	141,291	138,990	275,503	273,147
Revenues from variable rate time charters	—	19,671	—	51,219
Revenues from The Cool Pool Limited (GasLog vessels)	12,776	—	44,918	—
Revenues from vessel management services	184	200	377	392
Total	154,251	158,861	320,798	324,758